CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ (23,025,000)	$ 29,526,000
Changes in operating assets and liabilities:
Accrued expenses	12,088,000	2,497,000
Net Cash Used in Operating Activities	(40,660,000)	65,606,000
Cash Flows from Investing Activities:
Net Cash Provided by Investing Activities	1,000	1,000
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities	40,564,000	63,371,000
Cash, Beginning of the Period	1,469,000	4,028,000	$ 1,794,000
Cash, End of the Period	1,374,000	1,794,000	1,374,000	$ 1,794,000
ADARA ACQUISITION CORP
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income			2,943,538	3,244,206
Adjustments to Reconcile Net (Loss) Income to Net Cash Used In Operating Activities:
Change in fair value of warrant liabilities			(4,166,900)	(4,297,300)
Transaction costs incurred in connection with IPO			86,544	86,544
Interest earned on marketable securities held in Trust Account			(1,649,169)	(10,281)
Changes in operating assets and liabilities:
Prepaid expenses			196,666	200,834
Income taxes payable			264,485
Accrued expenses			1,202,745	435,363
Net Cash Used in Operating Activities			(1,208,635)	(340,634)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(116,150,000)
Net Cash Provided by Investing Activities				(116,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				114,000,000
Proceeds from sale of Private Placements Warrants				4,120,000
Proceeds from sale of Unit Purchase Option				100
Proceeds from Advances from related party			30,582
Proceeds from promissory note			471,599
Repayment of promissory note - related party				(600,000)
Payment of offering costs				(407,352)
Net Cash Provided by Financing Activities			502,181	117,112,748
Net Change in Cash			(706,454)	622,114
Cash, Beginning of the Period			724,410	102,296
Cash, End of the Period	$ 17,956	$ 724,410	$ 17,956	$ 724,410